Pension, Savings, And Other Employee Benefits (Schedule Of Amounts Recognized In Other Comprehensive Income)(Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	$ 119,217,000	[1]	$ (72,376,000)	[1]
Prior sercive cost arising during measurement period	0		0
Items amortized during the measurement period, Net transition (asset)/obligation	0		0		0
Items amortized during the measurement period, Prior service credit/(cost)	(346,000)		(353,000)		(398,000)
Items amortized during the measurement period, Net actuarial (gain)/loss	(6,898,000)		(10,202,000)
Total recognized in other comprehensive income	111,973,000		(82,931,000)
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	(3,241,000)	[1]	(9,080,000)	[1]
Prior sercive cost arising during measurement period	0		(10,678,000)
Items amortized during the measurement period, Net transition (asset)/obligation	0		0		(736,000)
Items amortized during the measurement period, Prior service credit/(cost)	1,163,000		299,000		9,000
Items amortized during the measurement period, Net actuarial (gain)/loss	1,006,000		171,000
Total recognized in other comprehensive income	$ (1,072,000)		$ (19,288,000)

[1]	2014 amounts primarily affected by decrease in the discount rates and consideration of the new life expectancy tables.